UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance PortfolioShort-Term
Investment-Grade Fund
Schedule of Investments
March 31, 2005

	Coupon	Maturity Date	Face Amount (000)	Market Value ($000)
CORPORATE BONDS (83.2%)

Asset-Backed/Commercial Mortgage-Backed Securities (20.6%)
AESOP Funding II LLC	2.750%	7/20/2007 (1)(2)	850	$840
AESOP Funding II LLC	2.760%	4/20/2008 (1)(2)	450	439
ARG Funding Corp.	4.020%	4/20/2009 (1)(2)	620	614
American Express Credit Account Master Trust	2.900%	3/15/2012 (1)(3)	370	371
American Express Credit Account Master Trust	3.260%	11/15/2010 (1)(3)	1,800	1,818
BMW Floorplan Master Owner Trust	2.880%	10/17/2008 (1)(2)(3)	2,500	2,501
BMW Floorplan Master Owner Trust	3.030%	10/17/2008 (1)(2)(3)	230	230
BMW Vehicle Owner Trust	1.940%	2/25/2007 (1)	591	589
BMW Vehicle Owner Trust	2.670%	3/25/2008 (1)	1,000	989
Bank One Issuance Trust	2.840%	10/15/2009 (1)(3)	460	460
Bank One Issuance Trust	2.860%	10/15/2008 (1)(3)	900	901
Bank of America Mortgage Securities	4.428%	8/25/2032 (1)	26	26
Bank of America Mortgage Securities	4.879%	9/25/2032 (1)	126	127
Bank of America Mortgage Securities	4.183%	5/25/2033 (1)	444	440
Bank of America Mortgage Securities	3.587%	2/25/2034 (1)	470	459
Bay View Auto Trust	3.860%	3/25/2010 (1)	390	387
Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042 (1)	260	255
CNH Equipment Trust	2.470%	1/15/2008 (1)	1,020	1,010
COMED Transitional Funding Trust	5.440%	3/25/2007 (1)	74	74
COMED Transitional Funding Trust	5.630%	6/25/2009 (1)	100	102
California Infrastructure & Economic Development Bank Special Purpose	6.310%	9/25/2008 (1)	147	150
California Infrastructure & Economic Development Bank Special Purpose	6.420%	9/25/2008 (1)	1,051	1,074
California Infrastructure & Economic Development Bank Special Purpose	6.380%	9/25/2008 (1)	1,027	1,050
Capital Auto Receivables Asset Trust	2.270%	1/17/2006 (1)	115	115
Capital Auto Receivables Asset Trust	2.640%	11/17/2008 (1)	500	484
Capital One Master Trust	3.320%	10/15/2010 (1)(3)	575	582
Capital One Multi-Asset Execution Trust	2.950%	8/17/2009 (1)	1,500	1,476
Capital One Multi-Asset Execution Trust	4.150%	7/16/2012 (1)	880	863
Capital One Prime Auto Receivables Trust	3.060%	3/17/2008 (1)	275	272
Chase Credit Card Master Trust	2.920%	7/15/2010 (1)(3)	1,700	1,707
Chase Funding Mortgage Loan Asset-Backed Certificates	2.727%	3/25/2020 (1)	690	680
Chase Manhattan Auto Owner Trust	2.260%	11/15/2007 (1)	970	963
Chase Manhattan Auto Owner Trust	2.080%	5/15/2008 (1)	1,500	1,476
Citibank Credit Card Issuance Trust	7.050%	9/17/2007 (1)	125	127
Citibank Credit Card Issuance Trust	7.450%	9/15/2007 (1)	210	214
Citibank Credit Card Issuance Trust	2.700%	1/15/2008 (1)	1,000	993
Citibank Credit Card Issuance Trust	2.550%	1/20/2009 (1)	1,100	1,070
Citigroup Mortgage Loan Trust	4.734%	3/25/2034 (1)	403	401
Connecticut RRB Special Purpose Trust	5.360%	3/30/2007 (1)	216	217
Countrywide Home Loans	4.533%	9/19/2032 (1)	67	66
Countrywide Home Loans	4.099%	5/25/2033 (1)	462	458
Countrywide Home Loans	3.490%	11/19/2033 (1)	756	732
DaimlerChrysler Auto Trust	2.120%	11/8/2006 (1)	690	688
DaimlerChrysler Auto Trust	2.560%	11/8/2006 (1)	676	675
DaimlerChrysler Auto Trust	2.000%	12/8/2007 (1)	150	148
DaimlerChrysler Auto Trust	2.980%	8/8/2008 (1)	1,200	1,182
DaimlerChrysler Master Owner Trust	2.860%	2/15/2008 (1)(3)	700	701
Discover Card Master Trust I	2.820%	9/16/2010 (1)(3)	1,000	1,001
Discover Card Master Trust I	2.840%	4/16/2010 (1)(3)	800	801
Fifth Third Auto Trust	3.190%	2/20/2008 (1)	460	457
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust	6.136%	3/15/2033 (1)	130	138
Fleet Credit Card Master Trust II	2.400%	7/15/2008 (1)	700	694
Fleet Home Equity Loan Trust	3.100%	1/20/2033 (1)(3)	522	522
Ford Credit Auto Owner Trust	2.930%	3/15/2008 (1)	1,735	1,716
Ford Credit Auto Owner Trust	3.480%	11/15/2008 (1)	1,000	990
GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048 (1)	450	443
GE Capital Credit Card Master Note Trust	2.850%	9/15/2010 (1)(3)	1,000	1,001
GE Capital Credit Card Master Note Trust	2.860%	6/15/2010 (1)(3)	470	471
GE Capital Credit Card Master Note Trust	2.970%	3/15/2013 (1)(3)	400	401
GMAC Mortgage Corp. Loan Trust	2.930%	6/25/2034 (1)(3)	1,170	1,170
GMAC Mortgage Corp. Loan Trust	3.000%	10/25/2034 (1)(3)	420	420
Granite Mortgages PLC.	3.150%	9/20/2044 (1)(3)	500	500
GreenPoint Home Equity Loan Trust	3.080%	4/15/2029 (1)(3)	224	224
Harley-Davidson Motorcycle Trust	4.040%	10/15/2009 (1)	270	271
Harley-Davidson Motorcycle Trust	4.500%	1/15/2010 (1)	745	750
Harley-Davidson Motorcycle Trust	2.630%	11/15/2010 (1)	750	738
Harley-Davidson Motorcycle Trust	2.070%	2/15/2011 (1)	800	771
Harley-Davidson Motorcycle Trust	3.560%	2/15/2012 (1)	630	618
Hertz Vehicle Financing	2.380%	5/25/2008 (1)(2)	1,460	1,413
Holmes Financing PLC	2.740%	4/15/2011 (1)(3)	1,170	1,171
Honda Auto Receivables Owner Trust	2.140%	4/23/2007 (1)	800	795
Honda Auto Receivables Owner Trust	1.920%	11/20/2006 (1)	246	246
Honda Auto Receivables Owner Trust	1.690%	2/21/2007 (1)	884	879
Honda Auto Receivables Owner Trust	2.190%	5/15/2007 (1)	780	773
Hyundai Auto Receivables Trust	2.330%	11/15/2007 (1)	550	544
Illinois Power Special Purpose Trust	5.540%	6/25/2009 (1)	700	714
J.P. Morgan Chase Commercial Mortgage Securities	6.260%	3/15/2033 (1)	150	160
J.P. Morgan Chase Commercial Mortgage Securities	4.625%	3/15/2046 (1)	500	498
John Deere Owner Trust	2.320%	12/17/2007 (1)	300	295
M&I Auto Loan Trust	2.490%	10/22/2007 (1)	476	475
MBNA Master Credit Card Trust	7.150%	1/15/2008 (1)	500	507
Master Adjustable Rate Mortgages Trust	3.925%	4/25/2034 (1)	827	810
Mellon Bank Premium Finance Loan Master Trust	3.170%	6/15/2009 (1)(3)	680	680
Mellon Bank Premium Finance Loan Master Trust	3.310%	12/17/2007 (1)(3)	650	650
Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033 (1)	700	687
Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033 (1)	455	450
Merrill Lynch Mortgage Investors, Inc.	4.656%	2/25/2034 (1)	282	282
Morgan Stanley Auto Loan Trust	2.640%	11/15/2007 (1)	570	564
Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	3.120%	11/25/2015 (1)(3)	349	349
Morgan Stanley Mortgage Loan Trust	4.111%	2/25/2034 (1)	494	484
National City Auto Receivables Trust	2.110%	7/15/2008 (1)	1,725	1,693
Nissan Auto Receivables Owner Trust	1.890%	12/15/2006 (1)	125	125
Nissan Auto Receivables Owner Trust	2.010%	11/15/2007 (1)	315	309
Nissan Auto Receivables Owner Trust	2.700%	12/17/2007 (1)	920	907
Nissan Auto Receivables Owner Trust	3.330%	1/15/2008 (1)	1,000	997
PECO Energy Transition Trust	6.050%	3/1/2009 (1)	325	333
PG&E Energy Recovery Funding LLC	4.140%	9/25/2012 (1)	850	834
PG&E Energy Recovery Funding LLC	4.370%	6/25/2014 (1)	1,000	978
PP&L Transition Bond Co. LLC	7.050%	6/25/2009 (1)	125	131
Permanent Financing PLC	3.040%	3/10/2009 (1)(3)	350	350
Permanent Financing PLC	3.080%	9/10/2010 (1)(3)	1,530	1,531
Permanent Financing PLC	3.080%	6/10/2011 (1)(3)	650	650
Provident Funding Mortgage Loan Trust	4.059%	4/25/2034 (1)	855	838
Regions Auto Receivables Trust	2.310%	1/15/2008 (1)	1,275	1,265
Regions Auto Receivables Trust	2.630%	1/16/2007 (1)	192	192
Regions Auto Receivables Trust	1.750%	5/15/2007 (1)	340	339
Rental Car Finance Corp.	3.050%	6/25/2009 (1)(3)	670	673
Residential Funding Mortgage Securities II	2.210%	1/25/2019 (1)	465	455
Salomon Brothers Mortgage Securities VII	4.125%	9/25/2033 (1)	1,068	1,047
Superior Wholesale Inventory Financing Trust	2.890%	3/15/2011 (1)(3)	900	904
Thornburg Mortgage Securities Trust	3.334%	3/25/2044 (1)	544	530
Toyota Auto Receivables Owner Trust	2.650%	11/15/2006 (1)	284	283
Toyota Auto Receivables Owner Trust	4.000%	7/15/2008 (1)	143	143
Triad Automobile Receivables Trust	1.900%	7/14/2008 (1)	650	642
USAA Auto Owner Trust	2.410%	10/16/2006 (1)	193	193
USAA Auto Owner Trust	4.130%	11/15/2011 (1)	500	496
Vendee Mortgage Trust	5.000%	2/15/2019 (1)	202	202
Vendee Mortgage Trust	5.750%	12/15/2020 (1)	169	169
Volkswagen Auto Lease Trust	2.360%	12/20/2005 (1)	100	100
Volkswagen Auto Loan Enhanced Trust	2.270%	10/22/2007 (1)	1,000	988
WFS Financial Owner Trust	2.850%	9/22/2008 (1)	1,100	1,089
Wachovia Asset Securitization, Inc.	3.110%	6/25/2033 (1)(3)	327	327
Wachovia Auto Owner Trust	3.190%	6/20/2008 (1)	1,700	1,685
Washington Mutual Mortgage Pass-Through Certificates	4.424%	9/25/2032 (1)	49	49
Washington Mutual Mortgage Pass-Through Certificates	4.144%	1/25/2033 (1)	336	332
Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033 (1)	218	213
Washington Mutual Mortgage Pass-Through Certificates	4.058%	9/25/2033 (1)	241	237
Wells Fargo Home Equity Trust	3.970%	9/25/2024 (1)	775	761
World Financial Network Credit Card Master Trust	2.910%	7/15/2010 (1)(3)	450	451
World Omni Auto Receivables Trust	1.980%	5/15/2007 (1)	459	457

				82,617
Finance (30.2%)
Banking (15.8%)
ABN AMRO Bank NV	2.834%	5/11/2007 (3)	3,350	3,353
Amsouth Bank NA	2.820%	11/3/2006	525	515
Associated Bank NA	2.870%	2/1/2008 (3)	250	250
Astoria Financial Corp.	5.750%	10/15/2012	250	259
Banco Merchantile del Norte Cayman	5.875%	2/17/2014 (2)	800	785
Banco Santander Chile	3.310%	12/9/2009 (2)(3)	400	400
Bank One Texas	6.250%	2/15/2008	1,175	1,234
Bank of America Corp.	4.750%	10/15/2006 **	2,450	2,476
Bank of Montreal	6.100%	9/15/2005	325	328
Bank of New York Co., Inc.	3.900%	9/1/2007	1,250	1,241
Bank of Nova Scotia	2.890%	3/28/2008 (3)	2,000	2,001
Bank of Scotland Treasury Services	2.250%	5/1/2006 (2)	1,730	1,699
Bank of Scotland Treasury Services	3.500%	11/30/2007 (2)	1,900	1,860
Citicorp Lease Pass-Through Trust	7.220%	6/15/2005 (2)	141	142
Citigroup, Inc.	2.802%	11/1/2007 (3)	760	760
Citigroup, Inc.	3.100%	6/9/2009 (3)	500	501
Citigroup, Inc.	5.500%	8/9/2006	2,875	2,936
CoreStates Capital Corp.	6.750%	11/15/2006	670	698
Credit Suisse First Boston USA, Inc.	2.664%	4/5/2007 (3)	1,000	1,003
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	1,100	1,106
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	750	731
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	600	584
Fifth Third Bank	2.700%	1/30/2007	600	585
First Bank System, Inc.	6.875%	9/15/2007	200	212
Firstar Bank Milwaukee NA	7.800%	7/5/2010	300	303
GreenPoint Financial Corp.	3.200%	6/6/2008	1,050	1,010
HBOS Treasury Services PLC	2.828%	5/19/2006 (3)	600	599
HSBC Bank USA	3.130%	12/14/2009 (3)	1,500	1,502
HSBC USA, Inc.	7.000%	11/1/2006	635	662
Independence Community Bank	3.750%	4/1/2014	575	545
J.P. Morgan Chase & Co.	3.125%	12/11/2006	1,600	1,575
J.P. Morgan Chase & Co.	5.250%	5/30/2007	800	815
M & T Bank Corp.	3.850%	4/1/2013 (2)	400	392
Mellon Funding Corp.	3.250%	4/1/2009	1,150	1,098
National Australia Bank	6.600%	12/10/2007	200	210
National City Bank	2.500%	4/17/2006	800	789
National City Bank	3.300%	5/15/2007	1,000	981
National City Bank	4.875%	7/20/2007	500	507
National City Corp.	3.200%	4/1/2008	750	725
National City Corp.	3.125%	4/30/2009	675	639
National Westminster Bank PLC	7.750%	4/29/2049 (3)	825	889
Nationwide Building Society	2.625%	1/30/2007 (2)	1,450	1,411
Regions Financial Corp.	6.375%	5/15/2012	375	407
Royal Bank of Scotland Group PLC	2.880%	11/24/2006 (2)(3)	1,000	999
Royal Bank of Scotland Group PLC	7.375%	4/29/2049 (3)	200	206
SE Banken	6.875%	2/15/2009	325	351
Southtrust Bank NA	3.060%	6/14/2007 (3)	900	900
Sovereign Bancorp, Inc.	3.203%	8/25/2006 (3)	375	375
Sovereign Bank	4.000%	2/1/2008	150	148
State Street Capital Trust	3.294%	2/15/2008 (3)	1,450	1,455
SunTrust Banks, Inc.	3.040%	6/2/2009 (3)	1,350	1,351
SunTrust Banks, Inc.	5.050%	7/1/2007	1,500	1,525
Synovus Financial Corp.	7.250%	12/15/2005	250	256
US Bancorp	5.100%	7/15/2007	500	510
US Bank NA	3.700%	8/1/2007	160	158
US Bank NA	4.125%	3/17/2008	1,000	994
US Bank NA	5.700%	12/15/2008	1,000	1,038
Wachovia Corp.	2.773%	7/20/2007 (3)	825	826
Wachovia Corp.	4.950%	11/1/2006	600	609
Wachovia Corp.	6.375%	2/1/2009	200	212
Wachovia Corp.	3.625%	2/17/2009	350	339
Washington Mutual Finance Corp.	6.250%	5/15/2006	1,000	1,025
Washington Mutual, Inc.	2.400%	11/3/2005	150	149
Washington Mutual, Inc.	5.625%	1/15/2007	269	275
Washington Mutual, Inc.	4.375%	1/15/2008	1,080	1,078
Wells Fargo & Co.	3.100%	9/15/2006 (3)	675	676
Wells Fargo & Co.	3.150%	9/28/2007 (3)	2,000	1,999
Wells Fargo & Co.	3.750%	10/15/2007	1,100	1,088
Wells Fargo & Co.	5.250%	12/1/2007	340	348
Westpac Banking	2.933%	5/25/2007 (2)(3)	1,240	1,240
World Savings Bank, FSB	2.970%	6/1/2007 (3)	1,360	1,360
Zions Bancorp	2.700%	5/1/2006	1,375	1,355
Brokerage (4.3%)
Bear Stearns Co., Inc.	2.900%	2/8/2008 (3)	500	500
Bear Stearns Co., Inc.	3.000%	3/30/2006	112	111
Bear Stearns Co., Inc.	7.800%	8/15/2007	425	458
Bear Stearns Co., Inc.	4.000%	1/31/2008	275	272
Bear Stearns Co., Inc.	2.875%	7/2/2008	2,010	1,912
Bear Stearns Co., Inc.	3.250%	3/25/2009	113	108
Franklin Resources Inc.	3.700%	4/15/2008	375	366
Goldman Sachs Group, Inc.	2.685%	7/2/2007 (3)	350	350
Goldman Sachs Group, Inc.	2.689%	10/5/2007 (3)	250	250
Goldman Sachs Group, Inc.	3.022%	7/23/2009 (3)	535	537
Goldman Sachs Group, Inc.	3.120%	3/2/2010 (3)	1,200	1,199
Goldman Sachs Group, Inc.	6.340%	3/1/2006	400	409
Goldman Sachs Group, Inc.	4.125%	1/15/2008	1,000	995
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	1,844	1,824
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	700	683
Merrill Lynch & Co., Inc.	2.940%	1/30/2006	600	596
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	850	835
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	375	367
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,000	978
Morgan Stanley Dean Witter	2.940%	1/15/2010 (3)	1,300	1,300
Morgan Stanley Dean Witter	5.800%	4/1/2007	1,550	1,592
Morgan Stanley Dean Witter	3.875%	1/15/2009	250	244
Morgan Stanley Dean Witter	6.750%	4/15/2011	560	613
Morgan Stanley Dean Witter	4.750%	4/1/2014	455	435
Finance Companies (3.8%)
American Express Centurion Bank	2.940%	7/19/2007 (3)	575	575
American Express Co.	5.500%	9/12/2006	1,000	1,020
American Express Co.	4.750%	6/17/2009	225	226
American Express Credit Corp.	3.000%	5/16/2008	1,300	1,248
American General Finance Corp.	2.910%	8/16/2007 (3)	600	600
American General Finance Corp.	4.500%	11/15/2007	1,000	1,003
American General Finance Corp.	3.875%	10/1/2009	1,000	957
CIT Group, Inc.	3.650%	11/23/2007	900	878
Capital One Bank	6.875%	2/1/2006	225	230
Capital One Bank	5.000%	6/15/2009	350	352
Countrywide Home Loan	5.500%	8/1/2006	1,725	1,755
Countrywide Home Loan	3.250%	5/21/2008	100	96
General Electric Capital Corp.	2.810%	7/28/2008 (3)	850	851
General Electric Capital Corp.	2.980%	3/4/2008 (3)	500	500
General Electric Capital Corp.	2.800%	1/15/2007	1,700	1,663
General Electric Capital Corp.	5.375%	3/15/2007	920	940
HSBC Finance Corp.	4.125%	11/16/2009	500	487
International Lease Finance Corp.	4.750%	7/1/2009	375	372
SLM Corp.	5.625%	4/10/2007	1,500	1,539
Insurance (4.6%)
AIG SunAmerica Global Financing IV	5.850%	2/1/2006 (2)	500	508
AIG SunAmerica Global Financing IX	5.100%	1/17/2007 (2)	1,000	1,014
ASIF Global Finance XXVI	2.500%	1/30/2007 (2)	575	557
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014 (2)	250	253
Hartford Financial Services Group, Inc.	2.375%	6/1/2006	510	500
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	150	150
ING Security Life Institutional Funding	2.980%	1/27/2006 (2)(3)	1,500	1,502
ING Security Life Institutional Funding	4.250%	1/15/2010 (2)	200	196
Jackson National Life Insurance Co.	5.250%	3/15/2007 (2)	300	305
John Hancock Global Funding II	5.625%	6/27/2006 (2)	440	449
Lincoln National Corp.	5.250%	6/15/2007	225	229
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	100	97
MassMutual Global Funding II	3.200%	6/28/2005 (3)	1,100	1,100
MassMutual Global Funding II	3.250%	6/15/2007 (2)	700	685
MetLife, Inc.	5.250%	12/1/2006	475	483
Monumental Global Funding	5.200%	1/30/2007 (2)	400	407
Monumental Global Funding II	2.830%	4/10/2006 (2)(3)	2,000	2,004
Nationwide Life Global Funding	5.350%	2/15/2007 (2)	1,210	1,234
New York Life Global Funding	3.875%	1/15/2009 (2)	600	585
PRICOA Global Funding I	3.900%	12/15/2008 (2)	1,050	1,031
Principal Life Global	2.930%	11/13/2006 (2)(3)	640	641
Principal Life Global	6.125%	3/1/2006 (2)	930	948
Protective Life US Funding	5.875%	8/15/2006 (2)	1,400	1,433
TIAA Global Markets	5.000%	3/1/2007 (2)	750	761
TIAA Global Markets	4.125%	11/15/2007 (2)	1,250	1,242
Travelers Property Casualty Corp.	3.750%	3/15/2008	370	361
Real Estate Investment Trusts (1.5%)
American Health Properties	7.500%	1/15/2007	500	526
Arden Realty LP	5.200%	9/1/2011	180	180
Developers Diversified Realty	5.250%	4/15/2011	170	169
EOP Operating LP	8.375%	3/15/2006	1,500	1,559
HRPT Properties Trust	6.500%	1/15/2013	500	528
Health Care Property Investment, Inc.	6.450%	6/25/2012	300	318
Health Care REIT, Inc.	7.500%	8/15/2007	100	106
Health Care REIT, Inc.	8.000%	9/12/2012	250	285
New Plan Excel Realty Trust	5.875%	6/15/2007	130	134
Rouse Co.	3.625%	3/15/2009	200	187
Simon Property Group Inc.	4.875%	3/18/2010	900	891
Simon Property Group Inc.	4.875%	8/15/2010	350	347
Westfield Capital Corp.	3.050%	11/2/2007 (2)(3)	750	752
Other (0.2%)
Berkshire Hathaway Finance Corp.	2.660%	1/11/2008 (2)(3)	400	400
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	500	482

				121,328
Industrial (26.7%)
Basic Industry (1.0%)
BHP Finance USA Ltd.	6.690%	3/1/2006	575	591
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	300	294
Falconbridge Ltd.	7.350%	11/1/2006	100	105
International Paper Co.	7.625%	1/15/2007	250	264
International Paper Co.	4.250%	1/15/2009	300	295
International Paper Co.	6.750%	9/1/2011	450	495
Lubrizol Corp.	5.875%	12/1/2008	250	259
Lubrizol Corp.	4.625%	10/1/2009	600	591
Praxair, Inc.	4.750%	7/15/2007	130	131
Rio Tinto Finance USA Ltd.	5.750%	7/3/2006	850	868
Capital Goods (3.6%)
Avery Dennison Corp.	3.001%	8/10/2007 (3)	525	525
Boeing Capital Corp.	5.650%	5/15/2006	5	5
Boeing Capital Corp.	5.750%	2/15/2007	575	591
CSR America, Inc.	6.875%	7/21/2005	140	141
Carlisle Cos., Inc.	7.250%	1/15/2007	400	419
Caterpillar Financial Services Corp.	5.950%	5/1/2006	1,500	1,532
Caterpillar Financial Services Corp.	2.625%	1/30/2007	565	550
General Dynamics Corp.	2.125%	5/15/2006	1,730	1,697
John Deere Capital Corp.	3.090%	3/16/2006 (3)	500	500
John Deere Capital Corp.	3.170%	6/28/2006 (3)	500	500
John Deere Capital Corp.	5.125%	10/19/2006	200	203
John Deere Capital Corp.	3.875%	3/7/2007	500	496
John Deere Capital Corp.	3.900%	1/15/2008	1,075	1,059
Masco Corp.	3.210%	3/9/2007 (2)(3)	800	801
Masco Corp.	4.625%	8/15/2007	160	161
Northrop Grumman Corp.	7.000%	3/1/2006	875	899
Oakmont Asset Trust	4.514%	12/22/2008 (2)	410	407
PACTIV Corp.	7.200%	12/15/2005	125	128
Raytheon Co.	6.500%	7/15/2005	186	188
Raytheon Co.	6.750%	8/15/2007	91	96
TRW, Inc.	8.750%	5/15/2006	400	419
Textron Financial Corp.	3.120%	8/28/2007 (3)	325	325
Textron Financial Corp.	4.125%	3/3/2008	300	297
Tyco International Group SA	6.375%	2/15/2006	350	356
Tyco International Group SA	5.800%	8/1/2006	920	940
Tyco International Group SA	6.375%	10/15/2011	235	254
United Technologies Corp.	4.875%	11/1/2006	540	547
WMX Technologies Inc.	7.000%	10/15/2006	300	312
Communication (4.8%)
AT&T Wireless Services, Inc.	7.350%	3/1/2006	750	772
AT&T Wireless Services, Inc.	7.500%	5/1/2007	475	505
America Movil SA de C.V.	4.125%	3/1/2009	375	363
British Sky Broadcasting Corp.	6.875%	2/23/2009	115	124
British Telecommunications PLC	7.875%	12/15/2005 (3)	1,575	1,620
Cingular Wireless	5.625%	12/15/2006	150	154
Clear Channel Communications, Inc.	3.125%	2/1/2007	200	195
Clear Channel Communications, Inc.	4.625%	1/15/2008	795	788
Clear Channel Communications, Inc.	4.250%	5/15/2009	100	96
Comcast Cable Communications, Inc.	6.375%	1/30/2006	325	331
Comcast Cable Communications, Inc.	8.375%	5/1/2007	300	323
Comcast Corp.	5.850%	1/15/2010	300	311
Cox Communications, Inc.	3.875%	10/1/2008	125	121
Cox Communications, Inc.	4.625%	1/15/2010 (2)	600	585
Deutsche Telekom International Finance	8.250%	6/15/2005 (3)	1,525	1,539
Deutsche Telekom International Finance	3.875%	7/22/2008	276	269
France Telecom	7.450%	3/1/2006 (3)	685	705
GTE Corp.	6.360%	4/15/2006	1,300	1,330
NYNEX Corp.	9.550%	5/1/2010	309	345
News America, Inc.	6.625%	1/9/2008	630	666
Pacific Bell	6.875%	8/15/2006	260	270
R.R. Donnelley & Sons Co.	5.000%	11/15/2006	110	111
SBC Communications, Inc.	4.125%	9/15/2009	550	534
Sprint Capital Corp.	6.000%	1/15/2007	220	226
Sprint Capital Corp.	6.125%	11/15/2008	500	524
Sprint Capital Corp.	6.375%	5/1/2009	420	444
Tele-Communications, Inc.	7.250%	8/1/2005	875	885
Telecom Italia Capital	4.000%	11/15/2008	600	586
Telecorp PCS Inc.	10.625%	7/15/2010	250	268
Telefonos de Mexico SA	4.500%	11/19/2008	1,030	1,012
Telus Corp.	7.500%	6/1/2007	380	404
USA Interactive	7.000%	1/15/2013	450	475
USA Networks, Inc.	6.750%	11/15/2005	325	328
Univision Communications, Inc.	2.875%	10/15/2006	275	269
Univision Communications, Inc.	3.500%	10/15/2007	500	486
Verizon Wireless Capital	5.375%	12/15/2006	1,325	1,351
Consumer Cyclical (4.4%)
American Honda Finance	2.970%	1/27/2006 (2)(3)	600	601
CVS Corp.	4.000%	9/15/2009	225	220
CVS Corp.	6.117%	1/10/2013 (2)	642	672
Carnival Corp.	3.750%	11/15/2007	400	393
Cendant Corp.	6.250%	1/15/2008	475	495
Centex Corp.	4.550%	11/1/2010	130	126
DaimlerChrysler North America Holding Corp.	3.200%	3/7/2007 (3)	500	500
DaimlerChrysler North America Holding Corp.	3.450%	9/10/2007 (3)	600	600
DaimlerChrysler North America Holding Corp.	7.750%	6/15/2005	240	242
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	600	585
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	250	269
Ford Motor Credit Co.	6.500%	1/25/2007	500	506
Ford Motor Credit Co.	4.950%	1/15/2008	400	386
Ford Motor Credit Co.	7.375%	10/28/2009	700	706
Ford Motor Credit Co.	5.700%	1/15/2010	200	189
General Motors Acceptance Corp.	4.375%	12/10/2007	450	419
General Motors Acceptance Corp.	6.750%	12/1/2014	260	224
Harley Davidson Inc.	3.625%	12/15/2008 (2)	250	243
Home Depot Inc.	5.375%	4/1/2006	300	305
International Speedway Corp.	4.200%	4/15/2009	580	565
Johnson Controls, Inc.	5.000%	11/15/2006	110	112
Liberty Media Corp.	4.510%	9/17/2006 (3)	1,250	1,267
May Department Stores Co.	5.950%	11/1/2008	460	477
Mohawk Industries Inc.	6.500%	4/15/2007	350	365
Nine West Group Inc.	8.375%	8/15/2005	778	791
Nissan Motor Acceptance Corp.	4.625%	3/8/2010 (2)	350	347
Pulte Homes, Inc.	7.300%	10/24/2005	175	178
Target Corp.	5.950%	5/15/2006	670	685
Target Corp.	7.500%	7/15/2006	500	522
Target Corp.	5.375%	6/15/2009	125	129
Time Warner, Inc.	6.125%	4/15/2006	235	240
Time Warner, Inc.	8.110%	8/15/2006	370	388
Time Warner, Inc.	6.150%	5/1/2007	500	517
Toyota Motor Credit Corp.	2.820%	9/9/2005 (3)	1,100	1,100
Viacom International Inc.	6.400%	1/30/2006	700	714
Viacom International Inc.	5.625%	5/1/2007	250	256
Wal-Mart Stores, Inc.	4.000%	1/15/2010	400	389
Yum! Brands, Inc.	8.500%	4/15/2006	120	125
Yum! Brands, Inc.	7.650%	5/15/2008	600	653
Yum! Brands, Inc.	8.875%	4/15/2011	200	239
Consumer Noncyclical (6.7%)
Abbott Laboratories	6.400%	12/1/2006	550	572
Aetna, Inc.	7.375%	3/1/2006	300	309
Altria Group, Inc.	5.625%	11/4/2008	250	256
Amgen Inc.	4.000%	11/18/2009 (2)	750	730
Anthem, Inc.	4.875%	8/1/2005	880	884
Beckman Instruments, Inc.	7.450%	3/4/2008	345	372
Brown-Forman Corp.	2.125%	3/15/2006	1,225	1,206
Brown-Forman Corp.	3.000%	3/15/2008 (2)	800	769
Cadbury Schweppes US Finance	3.875%	10/1/2008 (2)	1,130	1,102
Campbell Soup Co.	5.500%	3/15/2007	680	696
Cardinal Health, Inc.	4.450%	6/30/2005	400	401
Cargill Inc.	6.250%	5/1/2006 (2)	1,225	1,255
Clorox Co.	3.125%	12/14/2007 (2)(3)	850	850
Conagra, Inc.	6.000%	9/15/2006	500	513
Corn Products International Inc.	8.250%	7/15/2007	300	325
Diageo Capital PLC	2.760%	4/20/2007 (3)	700	700
Diageo Capital PLC	6.125%	8/15/2005	150	151
Diageo Capital PLC	3.375%	3/20/2008	500	485
Diageo Finance BV	3.000%	12/15/2006	1,100	1,079
Fortune Brands Inc.	2.875%	12/1/2006	620	608
Fred Meyer, Inc.	7.450%	3/1/2008	120	129
General Mills, Inc.	5.125%	2/15/2007	1,525	1,549
Guidant Corp.	6.150%	2/15/2006	675	688
H.J. Heinz Co.	6.000%	3/15/2008	225	235
Hormel Foods Corp.	6.625%	6/1/2011 (2)	100	110
Hospira, Inc.	4.950%	6/15/2009	460	463
Humana Inc.	7.250%	8/1/2006	630	653
Kellogg Co.	4.875%	10/15/2005	215	216
Kellogg Co.	6.000%	4/1/2006	1,210	1,234
Kraft Foods, Inc.	4.625%	11/1/2006	600	604
Kraft Foods, Inc.	5.250%	6/1/2007	500	509
Kraft Foods, Inc.	4.125%	11/12/2009	500	487
Kroger Co.	7.625%	9/15/2006	73	76
Kroger Co.	7.650%	4/15/2007	205	218
Kroger Co.	6.375%	3/1/2008	155	162
Manor Care Inc.	8.000%	3/1/2008	50	54
MedPartners Inc.	7.375%	10/1/2006	860	894
Pepsi Bottling Holdings Inc.	5.625%	2/17/2009 (2)	300	312
PepsiAmericas Inc.	5.950%	2/15/2006	170	173
PepsiAmericas Inc.	3.875%	9/12/2007	600	593
Quest Diagnostic, Inc.	6.750%	7/12/2006	885	913
Safeway, Inc.	3.800%	8/15/2005	1,000	1,001
Sara Lee Corp.	1.950%	6/15/2006	600	586
UnitedHealth Group, Inc.	3.375%	8/15/2007	225	220
UnitedHealth Group, Inc.	3.300%	1/30/2008	625	606
Wellpoint Health Networks Inc.	6.375%	6/15/2006	1,000	1,027
Energy (1.5%)
Amerada Hess Corp.	6.650%	8/15/2011	400	428
Burlington Resources, Inc.	5.600%	12/1/2006	985	1,007
Devon Energy Corp.	2.750%	8/1/2006	1,158	1,139
Diamond Offshore Drilling	5.150%	9/1/2014	235	233
Encana Corp.	4.600%	8/15/2009	200	200
Global Santa Fe	5.000%	2/15/2013	175	175
Occidental Petroleum	5.875%	1/15/2007	340	350
Occidental Petroleum	4.000%	11/30/2007	500	496
PF Export Receivables Master Trust	3.760%	12/1/2013 (2)(3)	353	353
PF Export Receivables Master Trust	3.748%	6/1/2013 (2)	279	264
PF Export Receivables Master Trust	6.436%	6/1/2015 (2)	471	469
Tosco Corp.	7.625%	5/15/2006	522	543
Tosco Corp.	7.250%	1/1/2007	335	352
Valero Energy Corp.	8.375%	6/15/2005	130	131
Technology (1.1%)
Computer Associates Inc.	4.750%	12/1/2009 (2)	150	148
Dell Inc.	6.550%	4/15/2008	300	317
Harris Corp.	6.350%	2/1/2028	800	840
Hewlett-Packard Co.	3.625%	3/15/2008	250	244
International Business Machines Corp.	3.800%	2/1/2008	2,600	2,567
Pitney Bowes, Inc.	5.000%	3/15/2015	305	304
SunGard Data Systems, Inc.	3.750%	1/15/2009	175	154
Transportation (2.3%)
American Airlines, Inc.	3.857%	7/9/2010	268	259
American Airlines, Inc. Pass-Through Certificates	3.673%	9/23/2007 (3)	469	470
Burlington Northern Santa Fe Corp.	6.375%	12/15/2005	430	438
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	360	383
CSX Corp.	2.750%	2/15/2006	820	811
CSX Corp.	7.450%	5/1/2007	145	154
ERAC USA Finance Co.	7.350%	6/15/2008 (2)	245	264
FedEx Corp.	6.875%	2/15/2006	325	333
FedEx Corp.	2.650%	4/1/2007	500	484
Hertz Corp.	8.250%	6/1/2005	250	252
JetBlue Airways Corp.	3.244%	11/15/2016 (3)	440	441
JetBlue Airways Corp.	3.385%	12/15/2013 (3)	544	545
JetBlue Airways Corp.	3.430%	3/15/2014 (3)	700	701
Norfolk Southern Corp.	8.375%	5/15/2005	1,070	1,075
Norfolk Southern Corp.	7.350%	5/15/2007	27	29
Norfolk Southern Corp.	5.257%	9/17/2014	135	136
Quantas Airways	5.125%	6/20/2013 (2)	600	587
Southwest Airlines Co.	5.250%	10/1/2014	350	339
Southwest Airlines Co.	5.125%	3/1/2017	250	235
Union Pacific Corp.	5.750%	10/15/2007	700	719
Union Pacific Corp.	7.250%	11/1/2008	250	271
Union Pacific Corp.	3.875%	2/15/2009	100	97
Other (1.3%)
Black & Decker Corp.	7.000%	2/1/2006	375	384
Briggs & Stratton Corp.	8.875%	3/15/2011	430	498
Cintas Corp.	5.125%	6/1/2007	600	611
Morgan Stanley Tracer	5.869%	3/1/2007 (2)	2,320	2,362
Parker Retirement Savings Plan Trust	6.340%	7/15/2008 (2)	134	138
Targeted Return Index Securities Trust	5.940%	1/25/2007 (2)	1,338	1,365

				107,366
Utilities (5.7%)
Electric (4.8%)
American Electric Power Co., Inc.	6.125%	5/15/2006	375	384
Appalachian Power Corp.	3.420%	6/29/2007 (3)	225	225
Carolina Power & Light Co.	7.500%	4/1/2005	800	800
Constellation Energy Group, Inc.	7.875%	4/1/2005	230	230
DTE Energy Co.	6.450%	6/1/2006	475	488
Detroit Edison Co.	5.050%	10/1/2005	500	503
Dominion Resources, Inc.	7.625%	7/15/2005	691	699
Entergy Gulf States	3.600%	6/1/2008	1,000	973
FPL Group Capital, Inc.	3.250%	4/11/2006	1,265	1,261
FirstEnergy Corp.	5.500%	11/15/2006	440	448
GWF Energy LLC	6.131%	12/30/2011 (2)	379	385
Georgia Power Co.	4.875%	7/15/2007	1,425	1,442
HQI Transelec Chile SA	7.875%	4/15/2011	880	1,003
Indiana Michigan Power Co.	6.125%	12/15/2006	335	346
MidAmerican Energy Holdings Co.	7.230%	9/15/2005	400	407
National Rural Utilities Cooperative Finance Corp.	3.000%	2/15/2006	1,250	1,241
NiSource Finance Corp.	7.625%	11/15/2005 (2)	680	695
NiSource Finance Corp.	3.200%	11/1/2006	175	170
Niagara Mohawk Power Corp.	9.750%	11/1/2005	165	170
Northern States Power Co.	2.875%	8/1/2006	475	469
Oncor Electric Delivery Co.	6.375%	5/1/2012	300	322
PPL Capital Funding, Inc	4.330%	3/1/2009	550	542
PPL Capital Funding, Inc.	7.750%	4/15/2005	350	350
PPL Capital Funding, Inc.	8.375%	6/15/2007	675	733
PSI Energy Inc.	6.650%	6/15/2006	445	458
Pacific Gas & Electric Co.	3.600%	3/1/2009	1,000	965
Public Service Co. of Colorado	4.375%	10/1/2008	330	329
Public Service Co. of New Mexico	4.400%	9/15/2008	150	149
Public Service Electric & Gas	4.000%	11/1/2008	300	293
Puget Sound Energy Inc.	3.363%	6/1/2008	300	290
SP PowerAssets Ltd.	3.800%	10/22/2008 (2)	500	488
South Carolina Electric & Gas Co.	7.500%	6/15/2005	70	71
Southern California Edison Co.	2.930%	1/13/2006 (3)	165	165
Southern California Edison Co.	8.000%	2/15/2007	406	433
Texas - New Mexico Power Co.	6.125%	6/1/2008	375	383
Virginia Electric & Power Co.	5.750%	3/31/2006	600	608
Virginia Electric & Power Co.	4.500%	12/15/2010	312	305
Natural Gas (0.9%)
AGL Capital Corp.	7.125%	1/14/2011	100	110
CenterPoint Energy	6.500%	2/1/2008	490	515
CenterPoint Energy Resources	8.900%	12/15/2006	600	644
Energen Corp.	3.144%	11/15/2007 (3)	800	800
Enterprise Products Operating LP	4.000%	10/15/2007	115	113
Panhandle Eastern Pipeline	2.750%	3/15/2007	180	175
Plains All American Pipeline LP	4.750%	8/15/2009	550	545
Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009 (2)	374	353
TGT Pipeline, LLC	5.500%	2/1/2017 (2)	100	99
Yosemite Security Trust	8.250%	11/15/2004 (2)++	370	154

				22,731

TOTAL CORPORATE BONDS
(Cost $336,940)				334,042

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (11.7%)
U.S. Government Securities (2.7%)
U.S. Treasury Note	2.750%	8/15/2007	7,930	7,733
U.S. Treasury Note	3.375%	10/15/2009	2,255	2,182
U.S. Treasury Note	3.625%	1/15/2010	840	820
U.S. Treasury Note	4.750%	5/15/2014	160	163

				10,898
Mortgage-Backed Securities (9.0%)
Federal Home Loan Mortgage Corp.*	3.500%	3/15/2010 (1)	613	612
Federal Home Loan Mortgage Corp.*	3.700%	8/1/2033 (1)	290	284
Federal Home Loan Mortgage Corp.*	3.867%	8/1/2033 (1)	467	460
Federal Home Loan Mortgage Corp.*	3.875%	7/1/2033 (1)	1,841	1,820
Federal Home Loan Mortgage Corp.*	3.923%	6/1/2033 (1)	1,721	1,696
Federal Home Loan Mortgage Corp.*	4.000%	10/15/2018 (1)	793	793
Federal Home Loan Mortgage Corp.*	4.061%	5/1/2033 (1)	331	327
Federal Home Loan Mortgage Corp.*	4.084%	6/1/2033 (1)	571	565
Federal Home Loan Mortgage Corp.*	4.114%	5/1/2033 (1)	615	608
Federal Home Loan Mortgage Corp.*	4.219%	2/1/2033 (1)	591	588
Federal Home Loan Mortgage Corp.*	4.271%	1/1/2033 (1)	498	495
Federal Home Loan Mortgage Corp.*	4.500%	5/15/2026 (1)	3,100	3,097
Federal Home Loan Mortgage Corp.*	4.623%	10/1/2032 (1)	468	469
Federal Home Loan Mortgage Corp.*	4.709%	9/1/2032 (1)	699	701
Federal Home Loan Mortgage Corp.*	4.789%	9/1/2032 (1)	291	293
Federal Home Loan Mortgage Corp.*	4.812%	8/1/2032 (1)	290	291
Federal Home Loan Mortgage Corp.*	4.879%	9/1/2032 (1)	604	607
Federal Home Loan Mortgage Corp.*	5.000%	5/15/2018 (1)	400	404
Federal Home Loan Mortgage Corp.*	5.000%	5/15/2018 (1)	500	508
Federal Home Loan Mortgage Corp.*	5.000%	9/15/2018 (1)	447	452
Federal Home Loan Mortgage Corp.*	6.000%	4/1/2017 (1)	452	468
Federal National Mortgage Assn.*	3.000%	8/25/2032 (1)	229	225
Federal National Mortgage Assn.*	3.425%	8/1/2033 (1)	500	488
Federal National Mortgage Assn.*	3.492%	8/1/2033 (1)	473	463
Federal National Mortgage Assn.*	3.500%	1/25/2009 (1)	634	632
Federal National Mortgage Assn.*	3.500%	9/25/2009 (1)	524	522
Federal National Mortgage Assn.*	3.597%	8/1/2033 (1)	405	397
Federal National Mortgage Assn.*	3.707%	8/1/2033 (1)	832	818
Federal National Mortgage Assn.*	3.708%	7/1/2033 (1)	629	619
Federal National Mortgage Assn.*	3.717%	6/1/2033 (1)	888	876
Federal National Mortgage Assn.*	3.730%	8/1/2033 (1)	184	181
Federal National Mortgage Assn.*	3.732%	9/1/2033 (1)	930	916
Federal National Mortgage Assn.*	3.769%	10/1/2033 (1)	505	496
Federal National Mortgage Assn.*	3.799%	8/1/2033 (1)	897	883
Federal National Mortgage Assn.*	3.809%	9/1/2033 (1)	1,832	1,803
Federal National Mortgage Assn.*	3.833%	7/1/2033 (1)	875	863
Federal National Mortgage Assn.*	3.927%	4/1/2033 (1)	1,424	1,409
Federal National Mortgage Assn.*	3.969%	5/1/2033 (1)	1,093	1,080
Federal National Mortgage Assn.*	4.003%	5/1/2033 (1)	273	270
Federal National Mortgage Assn.*	4.056%	5/1/2033 (1)	764	759
Federal National Mortgage Assn.*	4.071%	4/1/2033 (1)	340	338
Federal National Mortgage Assn.*	4.134%	5/1/2033 (1)	1,715	1,704
Federal National Mortgage Assn.*	4.205%	7/1/2033 (1)	2,188	2,176
Federal National Mortgage Assn.*	4.513%	12/1/2032 (1)	343	345
Federal National Mortgage Assn.*	4.845%	9/1/2032 (1)	260	262
Federal National Mortgage Assn.*	4.921%	9/1/2032 (1)	159	160
Federal National Mortgage Assn.*	5.232%	7/1/2032 (1)	152	154
Federal National Mortgage Assn.*	6.000%	12/1/2016 (1)	557	577
Federal National Mortgage Assn.*	6.500%	9/1/2016 (1)	424	445
Federal National Mortgage Assn.*	6.500%	9/1/2016 (1)	203	212
Federal National Mortgage Assn.*	7.000%	4/1/2013 (1)	353	367
Federal National Mortgage Assn.*	2.869%	11/25/2029 (1)	72	72

				36,050

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $47,945)				46,948

SOVEREIGN BONDS (U.S. Dollar Denominated) (0.6%)

Corporacion Andina de Fomenta	3.050%	1/26/2007 (3)	300	300
Export-Import Bank of Korea	4.125%	2/10/2009 (2)	450	439
Pemex Finance Ltd.	8.020%	5/15/2007	105	109
Pemex Finance Ltd.	6.550%	2/15/2008	776	779
Republic of Korea	4.875%	9/22/2014	325	314
United Mexican States	4.625%	10/8/2008	500	493

TOTAL SOVEREIGN BONDS
(Cost $2,503)				2,434

TAXABLE MUNICIPAL BONDS (0.5%)

California Dept. of Water Resources Power Supply Rev.	3.975%	5/1/2005	1,650	1,651
Texas Municipal Gas Corp.	2.600%	7/1/2007 (2)	510	505

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,161)				2,156

PREFERRED STOCK (0.0%)

			Shares

Public Storage, 6.60%			7,050	174
(Cost $176)

TEMPORARY CASH INVESTMENTS (3.6%)

Vanguard Market Liquidity Fund, 2.845%+			14,644	14,644

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $14,644)				14,644

TOTAL INVESTMENTS (99.6%)
(Cost $404,369)				400,398

OTHER ASSETS AND LIABILITIES - NET (0.4%)				1,407

NET ASSETS (100%)				$401,805

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

** Securities with a value of $1,011,000 have been segregated as initial margin for open futures contracts.

† Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

††Non-income-producing security — security in default.

(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $49,724,000, representing 12.4% of net assets.

(3) Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $404,493,000. Net unrealized depreciation of investment securities for tax purposes was $4,095,000, consisting of unrealized gains of $4,562,000 on securities that had risen in value since their purchase and $8,657,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
2-Year Treasury Note	(48)	$ 9,931	$ 43
5-Year Treasury Note	166	17,778	(190)
10-Year Treasury Note	66	7,211	(35)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The portfolio has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the portfolio receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The portfolio has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2005, the portfolio had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount (000)	Premium Received	Unrealized Appreciation (Depreciation) (000)
Coca-Cola Co.	12/29/2006	DBS	$1,275	0.18%	$2
Coca-Cola Co.	1/2/2007	DBS	1,125	0.18	2
Fifth Third Bank	4/2/2007	DBS	883	0.45	-
United Parcel Service	3/20/2008	WB	2,040	0.07	(2)

					$2

Interest Rate Swaps
Termination Date	Dealer *	Notional Amount (000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) (000)
5/4/2005	LEH	$ 650	1.500%	(2.750%)†	$ (1)
12/15/2005	LEH	650	2.935%	(3.010%)†	(3)
9/9/2005	LEH	1,100	2.091%	(2.760%)**	(6)
12/13/2005	ABN	1,100	1.948%	(3.000%)+	(12)
1/27/2006	LEH	1,500	2.551%	(2.700%)+	(14)
2/15/2006	LEH	2,050	2.578%	(2.794%)+	(21)
4/10/2006	BOA	2,000	2.419%	(2.610%)+	(28)
5/11/2006	DBS	3,350	2.961%	(2.774%)+	(33)
6/1/2006	ABN	1,360	3.000%	(2.910)%+	(14)
7/23/2006	DBS	535	3.055%	(2.693%)†	(6)
9/15/2006	LEH	675	2.680%	(3.010%)+	(13)
9/15/2006	LEH	675	2.571%	(3.010%)+	(14)
9/18/2006	LEH	1,250	2.578%	(3.010%)+	(25)
12/10/2006	LEH	650	3.152%	(2.970%)+	(10)
1/26/2007	DBS	300	2.607%	(2.700%)+	(8)
3/9/2007	JPM	800	3.108%	(2.960%)+	(15)
3/12/2007	DBS	350	2.698%	(2.970%)†	(9)
4/2/2007	DBS	883	3.085%	(2.560%)+	(19)
4/5/2007	LEH	1,000	2.708%	(2.564%)†	(28)
5/25/2007	ABN	1,240	3.193%	(2.873%)+	(26)
6/14/2007	DBS	900	3.220%	(3.000%)+	(19)
11/1/2007	ABN	760	3.163%	(2.743%)†	(21)
1/15/2008	LEH	1,300	3.345%	(2.660%)†	(34)
6/2/2009	DBS	1,350	3.765%	(2.920%)†	(39)

		$(418)

*ABN-ABN Amro.
BOA-Bank of America.
DBS-Deutsche Bank Securities.
GSI-Goldman Sachs International.
JPM-JPMorgan Chase.
LBI-Lehman Brothers International.
MLI-Merrill Lynch International.
MSCP-Morgan Stanley Credit Producers.
WB-UBS Warburg LLC
**Based on one-month London InterBank Offered Rate (LIBOR).
†Based on three-month London InterBank Offered Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.